Performance Management	Mar. 21, 2025
Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Past Does Not Indicate Future [Text]	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Period Ended	Returns
Best Quarter	June 30, 2020	17.95%
Worst Quarter	March 31, 2020	-26.36%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.95%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective after the close of markets on March 21, 2025, the Fund changed its underlying index from FTSE RAFI™ US 1000 Index to RAFI™ Fundamental Select US 1000 Index. Prior to its commencement date of December 9, 2024, performance for the Underlying Index is not available. If the Fund had sought to track the RAFI™ Fundamental Select US 1000 Index prior to March 24, 2025, the Fund’s performance would have been different. Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1000 Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
Performance Table Uses Highest Federal Rate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	12/19/2005	16.70%	11.95%	10.47%
Return After Taxes on Distributions		16.19	11.42	9.93
Return After Taxes on Distributions and Sale of Fund Shares		10.22	9.43	8.49

RAFI™ Fundamental Select US 1000 Index (reflects no deduction for fees, expenses or taxes)[1]		—	—	—

FTSE RAFI™ US 1000 Index (reflects no deduction for fees, expenses or taxes)[1,2]		17.14	12.34	10.86

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[2]		23.81	13.86	12.55

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		24.51	14.28	12.87

1
Effective after the close of markets on March 21, 2025, the Fund changed its underlying index from FTSE RAFI™ US 1000 Index to RAFI™ Fundamental Select US 1000 Index. Prior to its commencement date of December 9, 2024, performance for the Underlying Index is not available. If the Fund had sought to track the RAFI™ Fundamental Select US 1000 Index prior to March 24, 2025, the Fund’s performance would have been different.
2
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1000 Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.invesco.com/ETFs
Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Past Does Not Indicate Future [Text]	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Period Ended	Returns
Best Quarter	December 31, 2020	29.03%
Worst Quarter	March 31, 2020	-34.04%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.03%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(34.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective after the close of markets on March 21, 2025, the Fund changed its underlying index from FTSE RAFI™ US 1500 Mid Small Index to RAFI™ Fundamental Select US 1500 Index. Prior to its commencement date of December 9, 2024, performance for the Underlying Index is not available. If the Fund had sought to track the RAFI™ Fundamental Select US 1500 Index prior to March 24, 2025, the Fund’s performance would have been different. Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1500 Mid Small Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
Performance Table Uses Highest Federal Rate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	9/20/2006	12.84%	10.22%	8.92%
Return After Taxes on Distributions		12.32	9.82	8.55
Return After Taxes on Distributions and Sale of Fund Shares		7.75	8.00	7.19

RAFI™ Fundamental Select US 1500 Index (reflects no deduction for fees, expenses or taxes)[1]		—	—	—

FTSE RAFI™ US 1500 Mid Small Index (reflects no deduction for fees, expenses or taxes)[1,2]		13.05	10.42	9.15

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[2]		23.81	13.86	12.55

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		11.54	7.40	7.82

1
Effective after the close of markets on March 21, 2025, the Fund changed its underlying index from FTSE RAFI™ US 1500 Mid Small Index to RAFI™ Fundamental Select US 1500 Index. Prior to its commencement date of December 9, 2024, performance for the Underlying Index is not available. If the Fund had sought to track the RAFI™ Fundamental Select US 1500 Index prior to March 24, 2025, the Fund’s performance would have been different.
2
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1500 Mid Small Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.invesco.com/ETFs